Equity Investment	12 Months Ended
Dec. 31, 2011
Equity Investment [Abstract]
Equity Investment
12.	Equity Investment

	December 31, 2011
	Carrying	% of
	Amount	Ownership
Equity method investment (unlisted)
Toppan SMIC Electronics (Shanghai) Co., Ltd.	$15,856,187	30.0
Cost method investments (unlisted)	$3,756,603	Less than 20.0
	$19,612,790

The Company assesses the status of its equity investments for impairment on a periodic basis. As of December 31, 2011, the Company has concluded that no impairment of its equity investments existed. The fair value of the Company’s cost-method investments was not estimated as there were no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment.